Allstate Life Insurance Company
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

                         Direct Dial Number 847.402.6461
                             Facsimile 847.402.3781
                          E-Mail bteichne@allstate.com


Bruce A. Teichner
Associate Counsel


April 5, 2006



BY EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Allstate Life Insurance Company ("Registrant")
      Post-Effective Amendment No. 4 to Form S-3 Registration Statement File No. 333-102319; CIK No. 0000352736

Commissioners:

On behalf of the above-named Registrant, we are filing herewith one electronically formatted copy of Post-Effective Amendment No. 4 ("Amendment") to the above-referenced registration statement ("Registration Statement") under the Securities Act. To facilitate the Commission staff's review of the Amendment, Registrant has requested that we submit the information below.

                          1. Amendment

The purpose of the Amendment is to generally update the financial and other information for the Registrant. The Amendment does not amend or delete any part of the Registration Statement, except as specifically noted therein.

                         2. Timetable for Effectiveness

Ideally, in order to facilitate the printing of new prospectuses, we would appreciate receiving the Commission staff's comments on the Amendment as soon as possible but in any event prior to April 20. Please contact me as soon as possible if it appears that the April 20 date may not be met so we can manage the expectations of our client.

At the appropriate time, Registrant, or its counsel, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter each has authorized me to state on its behalf that it is aware of its obligations under the Securities Act.

                         3. Registrant's Acknowledgment

In making its request for acceleration of this Registration Statement, Registrant hereby acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                             -----------------------

Please direct any question or comment to me at the number above.

Sincerely,


/s/ BRUCE A. TEICHNER
--------------------------------
Bruce A. Teichner


Enclosure